SUBSEQUENT EVENTS - Distributions (Details)																																																									3 Months Ended							9 Months Ended			12 Months Ended
		Aug. 11, 2017 USD ($) $ / shares	Aug. 01, 2017 USD ($) item	Jul. 31, 2017 USD ($)	Jul. 27, 2017 USD ($)	Jul. 20, 2017 USD ($) $ / shares shares	Jul. 18, 2017 USD ($)	Jul. 07, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 01, 2017 USD ($)	May 31, 2017 USD ($)	May 25, 2017 USD ($)	May 15, 2017 USD ($)	May 12, 2017 USD ($)	May 01, 2017 USD ($)	Apr. 28, 2017 USD ($)	Apr. 25, 2017 USD ($) $ / shares shares	Apr. 24, 2017 USD ($)	Apr. 19, 2017 USD ($)	Apr. 07, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 10, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 15, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 23, 2017 USD ($) $ / shares shares	Jan. 09, 2017 USD ($)	Jan. 03, 2017 USD ($)	Nov. 14, 2016 USD ($)	Oct. 20, 2016 USD ($) $ / shares	Aug. 12, 2016 USD ($)	Jul. 21, 2016 USD ($) $ / shares	May 13, 2016 USD ($)	Apr. 21, 2016 USD ($) $ / shares	Feb. 12, 2016 USD ($)	Jan. 21, 2016 USD ($) $ / shares	Nov. 13, 2015 USD ($)	Oct. 22, 2015 USD ($) $ / shares	Aug. 14, 2015 USD ($)	Jul. 23, 2015 USD ($) $ / shares	May 15, 2015 USD ($)	Apr. 23, 2015 USD ($) $ / shares	Apr. 01, 2015	Feb. 13, 2015 USD ($)	Jan. 22, 2015 USD ($) $ / shares	Nov. 14, 2014 USD ($)	Oct. 23, 2014 USD ($) $ / shares	Aug. 14, 2014 USD ($)	Jul. 23, 2014 USD ($) $ / shares	May 15, 2014 USD ($)	Apr. 25, 2014 USD ($) $ / shares	Feb. 14, 2014 USD ($)	Jan. 16, 2014 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares		Dec. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares	Mar. 31, 2015 USD ($)	Sep. 30, 2016	Dec. 31, 2015 USD ($) shares	Sep. 30, 2015	Dec. 31, 2016 USD ($) shares		Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($) shares		Jan. 31, 2016	Jan. 01, 2016
Distributions
Partnership's share of distributions	[1]																																																								$ 28,000,000			$ 41,000,000
Accounts payable to affiliates	[1]																					$ 7,000,000																																			$ 7,000,000		$ 8,000,000			$ 8,000,000			$ 8,000,000		$ 8,000,000		$ 8,000,000
Northern Border
Distributions
Ownership interest (as a percent)				50.00%					50.00%			50.00%					50.00%					50.00%																																			50.00%		50.00%								50.00%
Great Lakes
Distributions
Ownership interest (as a percent)			46.45%													46.45%						46.45%																																			46.45%		46.45%			46.45%	46.45%		46.45%		46.45%		46.45%
Net purchase price																																																									$ 4,000,000	[1]	$ 5,000,000	4,000,000		$ 5,000,000	$ 4,000,000				$ 9,000,000	[1]	$ 9,000,000	[1]	$ 9,000,000	[1]
Iroquois
Distributions
Ownership interest (as a percent)			49.34%								49.34%
Portland Natural Gas Transmission System
Distributions
Ownership interest (as a percent)																																																																									49.90%
Net purchase price	[1]																																																											193,000,000
Portland Natural Gas Transmission System
Distributions
Interest acquired (as a percent)																						61.71%																																			61.71%		61.71%								61.71%
Subsequent event
Distributions
Total cash distribution		$ 74,000,000												$ 68,000,000												$ 68,000,000
Subsequent event | Iroquois
Distributions
Ownership interest (as a percent)			49.34%
Preliminary purchase price adjustments											$ 6,000,000
Net purchase price											710,000,000
Outstanding debt											164,000,000
Payment for future option to acquire											$ 1,000
Subsequent event | Portland Natural Gas Transmission System
Distributions
Interest acquired (as a percent)											11.81%
Subsequent event | Distribution declared | Northern Border
Distributions
Distribution declared								$ 14,000,000		$ 12,000,000					$ 14,000,000						$ 13,000,000		$ 9,000,000		$ 18,000,000					$ 16,000,000
Subsequent event | Distribution declared | Great Lakes
Distributions
Distribution declared							$ 15,000,000													$ 43,000,000										$ 14,000,000
Subsequent event | Distribution declared | Iroquois
Distributions
Distribution declared					$ 28,000,000
Subsequent event | Cash Distribution Paid | Northern Border
Distributions
Partnership's share of distributions				$ 7,000,000					$ 6,000,000			$ 7,000,000					$ 7,000,000					$ 5,000,000		$ 9,000,000				$ 8,000,000
Subsequent event | Cash Distribution Paid | Great Lakes
Distributions
Partnership's share of distributions			$ 7,000,000													$ 20,000,000											$ 7,000,000
Subsequent event | Cash Distribution Paid | Iroquois
Distributions
Partnership's share of distributions			14,000,000
Portland Natural Gas Transmission System
Distributions
Ownership interest (as a percent)											11.81%																																																															49.90%
Interest acquired (as a percent)											61.71%
Portland Natural Gas Transmission System | Subsequent event
Distributions
Ownership interest, including acquired interest (as a percent)											61.71%
Preliminary purchase price adjustments											$ 3,000,000
Net purchase price											55,000,000
Outstanding debt											5,000,000
Portland Natural Gas Transmission System | Subsequent event | Iroquois
Distributions
Purchase price											765,000,000
Preliminary purchase price adjustments											$ 9,000,000
TC PipeLines GP, Inc. | Subsequent event
Distributions
Ownership interest (as a percent)						2.00%												2.00%
General partner cash distributions						$ 5,000,000												$ 3,000,000								4,000,000
Total distribution for General Partner interest						$ 2,000,000												$ 1,000,000								2,000,000
Ownership interest in the Partnership (as a percent)						2.00%												2.00%
TC PipeLines GP, Inc. | General Partner
Distributions
Total distribution for General Partner interest																																																									$ 2,000,000			1,000,000
Ownership interest in the Partnership (as a percent)																																														2.00%											2.00%							2.00%		2.00%	2.00%		2.00%		2.00%
TC PipeLines GP, Inc. | General Partner | Subsequent event | Distribution declared
Distributions
Distribution declared for IDRs						$ 3,000,000												$ 2,000,000								2,000,000
Capital and operating costs | Subsequent event
Distributions
Accounts payable to affiliates									$ 28,000,000
Investing Activities | Subsequent event | Iroquois
Distributions
Return on investment distribution classified as investing activities			$ 28,000,000
Number of quarters for distribution of surplus cash | item			11
Investing Activities | Iroquois | Subsequent event
Distributions
Return on investment distribution classified as investing activities			$ 28,000,000
Number of quarters for distribution of surplus cash | item			11
PNGTS 5.90% Senior Secured Notes due December 2018 | Portland Natural Gas Transmission System
Distributions
Payment of principal amount on secured notes																															$ 5,500,000
PNGTS 5.90% Senior Secured Notes due December 2018 | Subsequent event | Portland Natural Gas Transmission System
Distributions
Payment of amount due on secured notes																															6,300,000
Payment of principal amount on secured notes																															5,500,000
Payment of interest amount on secured notes																															$ 800,000
Unsecured debt | 3.90% Senior Notes due May 2027 | Subsequent event
Distributions
Amount of debt													$ 500,000,000
Stated interest rate (as a percent)													3.90%
Net proceeds													$ 497,000,000
TransCanada | Subsequent event | Great Lakes
Distributions
Contract term																			10 years
Total contract value																			$ 758,000,000
Forecast | Subsequent event | Iroquois
Distributions
Ownership interest (as a percent)											49.34%
Future option to acquire (as a percent)											0.66
Forecast | Subsequent event | Portland Natural Gas Transmission System
Distributions
Interest acquired (as a percent)											11.81%
Forecast | Subsequent event | Cash Distribution Paid | Iroquois
Distributions
Partnership's share of distributions			$ 14,000,000
Forecast | Portland Natural Gas Transmission System | Subsequent event
Distributions
Ownership interest, including acquired interest (as a percent)											61.71%
Purchase price											$ 55,000,000
Forecast | Iroquois | Subsequent event
Distributions
Purchase price											$ 710,000,000
Common units
Distributions
Per Unit Distribution, declared (in dollars per unit) | $ / shares																													$ 0.94				$ 0.94		$ 0.94		$ 0.89		$ 0.89		$ 0.89		$ 0.89		$ 0.84			$ 0.84		$ 0.84		$ 0.84		$ 0.81		$ 0.81
Distribution declared																													$ 64,000,000				$ 63,000,000		$ 62,000,000		$ 58,000,000		$ 57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Total cash distribution																																																									$ 68,000,000			$ 60,000,000
Limited partners, distributions paid																										64,000,000						$ 63,000,000		$ 62,000,000		$ 58,000,000		$ 57,000,000		$ 57,000,000		$ 56,000,000		$ 54,000,000			$ 54,000,000		$ 53,000,000		$ 53,000,000		$ 51,000,000		$ 50,000,000
Number of units | shares	[1]																					68,600,000																																			68,600,000		67,400,000	64,700,000		64,300,000			64,300,000		67,400,000		64,300,000		63,600,000
Common units | Subsequent event
Distributions
Per Unit Distribution, declared (in dollars per unit) | $ / shares		$ 0.06				$ 1.00												$ 0.94											$ 0.94
Distribution declared		$ 69,000,000												65,000,000				$ 65,000,000								64,000,000
Common units | Limited Partners
Distributions
Number of units | shares																																																											67,454,831								67,454,831
Common units | TC PipeLines GP, Inc. | Subsequent event
Distributions
Per Unit Distribution, declared (in dollars per unit) | $ / shares						$ 1.00
Distribution declared						$ 69,000,000
Total cash distribution						74,000,000
Limited partners, distributions paid		6,000,000				6,000,000								5,000,000
General partner cash distributions						$ 11,000,000																				5,000,000
Common units | TC PipeLines GP, Inc. | Limited Partners
Distributions
Number of units | shares																		5,797,106																																									5,797,106								5,797,106
Common units | TC PipeLines GP, Inc. | Limited Partners | Subsequent event
Distributions
Number of units | shares						5,797,106												5,797,106											5,797,106
Common units | TransCanada | Subsequent event
Distributions
Limited partners, distributions paid		$ 11,000,000												$ 11,000,000												11,000,000
Common units | TransCanada | Limited Partners
Distributions
Number of units | shares																																																											11,287,725								11,287,725
Common units | TransCanada | TC PipeLines GP, Inc.
Distributions
Number of units | shares																		11,287,725
Common units | TransCanada | TC PipeLines GP, Inc. | Subsequent event
Distributions
Number of units | shares						11,287,725												11,287,725											11,287,725
Class B units
Distributions
Distribution declared																													$ 22,000,000										$ 12,000,000																		$ 22,000,000
Limited partners, distributions paid																										22,000,000												$ 12,000,000																			$ 22,000,000	[1]		$ 12,000,000	[1]						$ 12,000,000	[1]
Class B units | Subsequent event
Distributions
Distribution declared																													$ 22,000,000
Limited partners, distributions paid																										22,000,000
Class B units | TransCanada | Limited Partners
Distributions
Number of units | shares																																																											1,900,000								1,900,000
Class B units | TransCanada | Distributions | GTN
Distributions
Percentage applied to GTN's distributable cash flow for the twelve month period ending December 31, 2016																																																									30.00%								30.00%		30.00%
Threshold of GTN's distributions for payment to Class B units																										$ 20,000,000																															$ 20,000,000								$ 15,000,000		$ 20,000,000		$ 15,000,000

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).